Fair Value of Financial Instruments - Rollforward of Financial Instruments Significant Unobcervable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	$ 288.2	$ 78.4
Asset, purchases	38.5	111.5
Asset, sales	0.0	0.0
Asset, transfers, net	33.9	86.0
Other period increase (decrease)	(4.7)	(24.2)
Gain (loss) included in earnings	67.9	26.0
Gain (loss) included in other comprehensive income (loss)	(18.2)	12.6
Net realized gain (loss)	(1.7)	(2.1)
Ending balance at recurring basis, asset value	403.9	288.2
Fixed maturities – AFS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	242.4	65.5
Asset, purchases	38.5	87.9
Asset, sales	0.0	0.0
Asset, transfers, net	78.4	85.9
Other period increase (decrease)	(4.7)	(9.1)
Gain (loss) included in earnings	0.0	0.0
Gain (loss) included in other comprehensive income (loss)	(18.2)	12.3
Net realized gain (loss)	0.0	(0.1)
Ending balance at recurring basis, asset value	336.4	242.4
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Asset transfers into level 3	81.9	86.0
Transfers out of level 3	(48.0)	0.0
Marketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	6.3	5.9
Asset, purchases	0.0	0.0
Asset, sales	0.0	0.0
Asset, transfers, net	(5.8)	0.1
Other period increase (decrease)	0.0	0.0
Gain (loss) included in earnings	0.0	0.0
Gain (loss) included in other comprehensive income (loss)	0.0	0.3
Net realized gain (loss)	0.0	0.0
Ending balance at recurring basis, asset value	0.5	6.3
Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	39.5	7.0
Derivative asset (liability), issues		23.6
Derivative asset (liability), settlements		0.0
Derivative asset (liability), transfers, net		0.0
Derivative asset (liability), other period increase (decrease)		(15.1)
Derivative asset (liability), gain (loss) included in earnings		26.0
Derivative asset (liability), gain (loss) included in OCI		0.0
Derivative asset (liability), net realized gain (loss)		(2.0)
Ending Balance of net derivative asset (liability)		39.5
Corporate Debt Securities | Fixed maturities – AFS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	200.8	57.0
Asset, purchases	26.4	87.9
Asset, sales	0.0	0.0
Asset, transfers, net	78.4	57.2
Other period increase (decrease)	(4.7)	(9.0)
Gain (loss) included in earnings	0.0	0.0
Gain (loss) included in other comprehensive income (loss)	(15.3)	7.8
Net realized gain (loss)	0.0	(0.1)
Ending balance at recurring basis, asset value	285.6	200.8
Commercial Mortgage Backed Securities | Fixed maturities – AFS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	0.1	0.9
Asset, purchases	0.0	0.0
Asset, sales	0.0	0.0
Asset, transfers, net	0.0	0.0
Other period increase (decrease)	(0.1)	(0.8)
Gain (loss) included in earnings	0.0	0.0
Gain (loss) included in other comprehensive income (loss)	0.0	0.0
Net realized gain (loss)	0.0	0.0
Ending balance at recurring basis, asset value	0.0	0.1
Other Debt Obligations | Fixed maturities – AFS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	41.5	7.6
Asset, purchases	12.1	0.0
Asset, sales	0.0	0.0
Asset, transfers, net	0.0	28.7
Other period increase (decrease)	0.1	0.7
Gain (loss) included in earnings	0.0	0.0
Gain (loss) included in other comprehensive income (loss)	(2.9)	4.5
Net realized gain (loss)	0.0	0.0
Ending balance at recurring basis, asset value	50.8	41.5
Index options | Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	39.5	7.0
Derivative asset (liability), issues	0.0	22.7
Derivative asset (liability), settlements	0.0	0.0
Derivative asset (liability), transfers, net	(38.7)	0.0
Derivative asset (liability), other period increase (decrease)	0.0	(14.5)
Derivative asset (liability), gain (loss) included in earnings	0.9	26.0
Derivative asset (liability), gain (loss) included in OCI	0.0	0.0
Derivative asset (liability), net realized gain (loss)	(1.7)	(1.7)
Ending Balance of net derivative asset (liability)	0.0	39.5
Other derivatives | Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	0.0	0.0
Derivative asset (liability), issues		0.9
Derivative asset (liability), settlements		0.0
Derivative asset (liability), transfers, net		0.0
Derivative asset (liability), other period increase (decrease)		(0.6)
Derivative asset (liability), gain (loss) included in earnings		0.0
Derivative asset (liability), gain (loss) included in OCI		0.0
Derivative asset (liability), net realized gain (loss)		(0.3)
Ending Balance of net derivative asset (liability)		0.0
Embedded derivative – Closed Block
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	0.0
Derivative asset (liability), issues	0.0
Derivative asset (liability), settlements	0.0
Derivative asset (liability), transfers, net	0.0
Derivative asset (liability), other period increase (decrease)	0.0
Derivative asset (liability), gain (loss) included in earnings	67.0
Derivative asset (liability), gain (loss) included in OCI	0.0
Derivative asset (liability), net realized gain (loss)	0.0
Ending Balance of net derivative asset (liability)	67.0	0.0
Embedded derivatives – Indexed products
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	(797.5)	(532.4)
Derivative asset (liability), issues	(179.4)	(162.6)
Derivative asset (liability), settlements	(16.9)	(8.0)
Derivative asset (liability), transfers, net	0.0	0.0
Derivative asset (liability), other period increase (decrease)	0.0	8.1
Derivative asset (liability), gain (loss) included in earnings	88.5	(118.6)
Derivative asset (liability), gain (loss) included in OCI	0.0	0.0
Derivative asset (liability), net realized gain (loss)	0.0	0.0
Ending Balance of net derivative asset (liability)	$ (871.5)	$ (797.5)